Legal, competition and regulatory matters (Narrative) (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions			1 Months Ended							5 Months Ended	6 Months Ended	12 Months Ended													13 Months Ended
	Dec. 31, 2021 GBP (£)	Aug. 01, 2019	Dec. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) defendant pensionFund	Jun. 30, 2019 CHF (SFr)	May 31, 2019 EUR (€) settlement	Sep. 30, 2013 GBP (£)	May 31, 2021 USD ($)	Jul. 01, 2007 lawsuits	Dec. 31, 2021 GBP (£) lawsuits settlement plaintiff		Dec. 31, 2021 USD ($) lawsuits settlement plaintiff	Dec. 31, 2021 EUR (€) lawsuits settlement plaintiff	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 lawsuits	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($) lawsuits	Dec. 31, 2008 USD ($) agreement	Mar. 10, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Litigation and conduct | £												£ 374	[1]			£ 76		£ 264
Other provisions | £	£ 1,110											1,110				1,208
Contingent liabilities | £	23,746											£ 23,746				20,932
Over issuance of securities | United States
Disclosure of contingent liabilities [line items]
Validity term		3 years
Increase (decrease) in other provisions | £	£ 220															£ 0
Over issuance of securities | United States | Disclosure of post year end balances
Disclosure of contingent liabilities [line items]
Securities issued in excess of limit																									$ 13,000.0
Customer Remediation Provision | Disclosure of post year end balances
Disclosure of contingent liabilities [line items]
Other provisions | £																										£ 181
FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																								2
Financial penalty warning | £									£ 50
USD LIBOR cases in MDL court
Disclosure of contingent liabilities [line items]
Number of settlements with court approval | settlement												2		2	2
USD LIBOR cases in MDL court | Lawsuits with specified damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits																							3
Damages sought																							$ 100.0
USD LIBOR cases in MDL court | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct				$ 7.5						$ 7.1				$ 20.0
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits																					2
Forex investigations
Disclosure of contingent liabilities [line items]
Litigation and conduct																						$ 2,380.0
Forex investigations | SEC
Disclosure of contingent liabilities [line items]
Litigation and conduct							SFr 27	€ 210
Forex investigations | Fines settlement
Disclosure of contingent liabilities [line items]
Litigation and conduct | €			€ 54
Number of settlements with court approval | settlement								2
Consolidated FX action | SEC | Barclays Capital Inc.
Disclosure of contingent liabilities [line items]
Litigation and conduct																				$ 384.0
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits												2		2	2
Metals related civil actions
Disclosure of contingent liabilities [line items]
Litigation and conduct | €															€ 50
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought											4	2		2	2
Number of settlements with court approval | settlement												1		1	1
Revenue														$ 2,100.0
Number of lawsuits dismissed | settlement												1		1	1
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Litigation and conduct						$ 32.5
Number of defendants | defendant						6
Asset-backed debt instruments held																											$ 22.0
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | NEW MEXICO
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pensionFund						2
Supranational, Sovereign and Agency Bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed | lawsuits												1		1	1
Civil actions in respect of VRDO - private plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits												2		2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits												3		3	3
Government and agency securities civil actions and related matters | Barclays Bank PLC
Disclosure of contingent liabilities [line items]
Litigation and conduct																				$ 5.7
Government and agency securities civil actions and related matters | Barclays Capital Inc.
Disclosure of contingent liabilities [line items]
Litigation and conduct																	$ 87.0
BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved					$ 3.3																			$ 298.0
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits												6		6	6
Number of lawsuits dismissed | lawsuits												3		3	3
Number of plaintiffs | plaintiff												4,000		4,000	4,000
Number of lawsuits subject to appeal | lawsuits												1		1	1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits												2		2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Damages sought | £												£ 329
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement, other provisions | £																												£ 37
Over issuance of securities | United States | Disclosure of post year end balances
Disclosure of contingent liabilities [line items]
Securities issue limit																									20,800.0
Securities issued in excess of limit																									$ 15,000.0
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Damages sought | £																			£ 181
HMRC assessments concerning UK VAT | Barclays Bank PLC
Disclosure of contingent liabilities [line items]
Damages sought | £																			53
HMRC assessments concerning UK VAT | UK Banking Business
Disclosure of contingent liabilities [line items]
Damages sought | £																			£ 128

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.